As filed with the Securities and Exchange Commission on September 28, 2007
                           Registration No. 333-______

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                         PRE-EFFECTIVE AMENDMENT NO.  1
                        POST-EFFECTIVE AMENDMENT NO. ____

                        (Check appropriate box or boxes)

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (800) 282-5706

                                 E. Keith Wirtz
                                    President
                                Fifth Third Funds
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                     (Name and Address of Agent for Service)

                                    Copy to:

                             Alan G. Priest, Esquire
                                Ropes & Gray LLP
                        700 12th Street, N.W., Suite 900
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on September 28, 2007 pursuant to Rule 488.

Title of securities being offered: Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                FIFTH THIRD FUNDS

PART A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Registration Statement on Form N-14 of Fifth Third Funds (the "Registrant") under the Securities Act of 1933, filed with the Securities and Exchange Commission (the "SEC") on August 30, 2007 ("N-14").

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registrant's N-14.

PART C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of the Registrant's N-14.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 28th day of September 2007.

FIFTH THIRD FUNDS

* /s/ E. Keith Wirtz
--------------------
E. Keith Wirtz
President

As required by the Securities Act of 1933, this Registration Statement has been signed in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                             DATE

* /s/ E. Keith Wirtz                    President                                         September 28, 2007
--------------------------              (Principal Executive Officer)
E. Keith Wirtz

* /s/ Christopher Bell                  Treasurer                                         September 28, 2007
--------------------------              (Principal Financial and Accounting Officer)
Christopher Bell

* /s/ Edward Burke Carey                Chairman and Trustee                              September 28, 2007
--------------------------
Edward Burke Carey

* /s/ David J. Durham                   Trustee                                           September 28, 2007
--------------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.               Trustee                                           September 28, 2007
--------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont                   Trustee                                           September 28, 2007
--------------------------
John E. Jaymont

* /s/ David J. Gruber                   Trustee                                           September 28, 2007
--------------------------
David J. Gruber


*By:     /s/ Alyssa Albertelli
         ---------------------
         Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney incorporated herein by reference.
